Fair Value (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Option
Total change in fair value	$ (1,163,400)	$ 1,935,407	$ 619,751
Interest income
Fair Value Option
Total change in fair value	0	0	0
Change in fair value
Fair Value Option
Total change in fair value	$ (1,163,400)	$ 1,935,407	$ 619,751